Net Profit (Loss) Per Share Attributable to Ordinary Shareholders - Schedule of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	176,773,398	167,667,374	76,459,625
Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	35,754,530	33,117,365	33,107,849
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	115,005,250	92,450,867	38,757,558
Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	753,565	2,981,665	37,954,251
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, diluted (in shares)	61,768,148	75,216,507	37,702,067
Convertible Preferred Stock | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	17,817,201
Convertible Preferred Stock | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	35,634,404
Warrants to purchase ordinary shares | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	725,334	873,370	1,488,819
Warrants to purchase ordinary shares | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	753,565	850,650	354,243
Share-based Payment Arrangement | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	11,654,082	16,067,720	12,239,441
Share-based Payment Arrangement | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	0	0
Restricted Stock Units (RSUs) | Common Class A
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	23,375,114	16,176,275	1,562,388
Restricted Stock Units (RSUs) | Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	2,131,015	1,965,604